Fair Value Measures (Tables)	12 Months Ended
Jun. 30, 2014
Fair Value Measures [Abstract]
Summary of assets measured at fair value on recurring basis
The following table summarizes assets measured at fair value on a recurring basis at June 30, 2014:

	Total	Level 1	Level 2	Level 3
Marketable securities	$10,399	10,399	—	—
Total assets at fair value	$10,399	10,399	—	—

The following table summarizes assets measured at fair value on a recurring basis at June 30, 2013.

	Total	Level 1	Level 2	Level 3
Foreign exchange forward and option contracts	$251		251
Total assets at fair value	$251	—	251	—